Interim Consolidated Statements of Shareholders Equity (Parenthetical) (Class A Common Shares [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Class A Common Shares [Member]
Dividends on common shares, per share	$ 0.4375	$ 0.6875